CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash Flows From Operating Activities:
Net income (loss)	$ 528,104	$ 626,790
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	719,488	663,410
Non-cash, stock-based compensation	24,830	25,328
Deferred tax expense (benefit)	(87,889)	62,826
Other, net	71,441	(78,700)
Changes in current assets and current liabilities, net	14,778	40,513
Net cash flows from operating activities	1,270,752	1,340,167
Cash Flows From Investing Activities:
(Purchases) Sales and maturities of marketable investment securities, net	388,035	(1,704,083)
Purchases of property and equipment	(629,869)	(688,007)
Change in restricted cash and marketable investment securities	2,096	38,881
Other, net	(6,426)	(10,521)
Net cash flows from investing activities	(246,164)	(2,363,730)
Cash Flows From Financing Activities:
Proceeds from issuance of long-term debt		2,300,000
Proceeds from issuance of restricted debt		2,600,000
Redemption of restricted debt		(2,600,000)
Funding of restricted debt escrow		(2,596,750)
Release of restricted debt escrow		2,596,771
Repurchases of long-term debt	(199,999)	(48,552)
Dividend to DISH Orbital Corporation	(650,000)
Repayment of long-term debt and capital lease obligations	(22,259)	(27,633)
Other	26,795	8,614
Net cash flows from financing activities	(845,463)	2,232,450
Net increase (decrease) in cash and cash equivalents	179,125	1,208,887
Cash and cash equivalents, beginning of period	4,294,475	3,424,387
Cash and cash equivalents, end of period	$ 4,473,600	$ 4,633,274